Fair Value Measurements - Additional Information (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale investments in gross unrealized loss position		12 months
Maximum [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale investments contractual maturity period	1 year	1 year